EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2022	2021
Net income attributable to CNH Industrial	$333	$408
Net income (loss) attributable to CNH Industrial from continuing operations	$333	$360
Net income (loss) attributable to CNH Industrial from discontinued operations	$—	$48
Basic earnings (loss) per share attributable to common shareholders:
Weighted average common shares outstanding—basic (in millions)	1,356	1,354
Continuing operations	$0.24	$0.27
Discontinued operations	$—	$0.03
Basic earnings per share attributable to CNH Industrial N.V.	$0.24	$0.30
Diluted earnings (loss) per share attributable to common shareholders
Weighted average common shares outstanding—basic (in millions)	1,356	1,354
Stock compensation plans (1) (in millions)	6	5
Weighted average common shares outstanding—diluted (in millions)	1,362	1,359
Continuing operations	$0.24	$0.27
Discontinued operations	$—	$0.03
Diluted earnings per share attributable to CNH Industrial N.V.	$0.24	$0.30
(1) For the three months ended March 31, 2022, 281 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three months ended March 31, 2021, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.